STOCK OPTIONS and CAPITAL STOCK	12 Months Ended
Oct. 31, 2012
Stock Options And Capital Stock
STOCK OPTIONS and CAPITAL STOCK

18.  STOCK OPTIONS and CAPITAL STOCK:

During Fiscal 2012, Fiscal 2011 and Fiscal 2010, no stock options were issued or exercised.

Option activity during Fiscal 2012, 2011 and 2010 is as follows:

	10/31/12		10/31/11		10/31/10
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at beginning of year:	14,000	$39.00	43,000	$38.40	64,600	$36.93
Granted			0		0
Exercised			0		0
Expired	14,000	$39.00	29,000	$38.11	21,600	$34.00
Outstanding at year-end	0		14,000	$39.00	43,000	$38.40

Options exercisable at year-end	0		14,000		43,000	$38.40
Option price range	$0.00		$39.00		$37.80-$39.00
Weighted average fair value of options granted during year	0		0		0
Weighted average grant date fair value of options granted during year	0		0		0
Weighted average remaining contractual life (in years)	0		0.42		0.88

   Activity related to non-vested options for the year ended October 31, 2012 is as follows:

	Shares	Weighted Average Grant Date Fair Value Price
Non-vested at beginning of year:	0	-
Granted	0
Vested	0	-
Non-vested at year-end	0

The Companies do not expect to recognize any compensation expense related to non-vested awards over the next year.

The Companies’ policy regarding the exercise of options requires that optionees utilize an independent broker to manage the transaction, whereby the broker sells the exercised shares on the open market.